UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 31 march 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Greylin Investment Management Inc
Address: 5068 W Plano Parkway Suite 277

         Plano, TX  75093

13F File Number:  28-06705

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      D. Gregory Parkinson
Title:     President
Phone:     9729314808

Signature, Place, and Date of Signing:

     D. Gregory Parkinson     Plano, TX     April 19, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     53

Form13F Information Table Value Total:     $265,707 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100      248     4701 SH       SOLE                     4701
Accuray Inc                    COM                             282    46525 SH       SOLE                    46525
American Express               COM              025816109      249     6043 SH       SOLE                     6043
Amgen Inc                      COM                            1874    31320 SH       SOLE                    31320
AT&T                           COM              001957109      310    11998 SH       SOLE                    11998
Berkshire Hathaway Cl A 1/100t COM                             244      200 SH       SOLE                      200
Berkshire Hathaway Class B     COM              084670207    75913   934087 SH       SOLE                   934087
BP plc ADR                     COM              055622104      417     7300 SH       SOLE                     7300
Bristol-Myers Squibb           COM              110122108     1104    41350 SH       SOLE                    41350
Caterpillar Inc                COM              149123101      764    12150 SH       SOLE                    12150
Central Fund of Canada Cl A                     153501101    10225   730365 SH       SOLE                   730365
Chevron                        COM              166764100      212     2800 SH       SOLE                     2800
cisco Systems                  COM              17275R102      393    15100 SH       SOLE                    15100
Coca Cola                      COM              191216100    17695   321720 SH       SOLE                   321720
ConocoPhillips                 COM              20825C104     7379   144205 SH       SOLE                   144205
Diageo PLC ADR                 COM                            4529    67150 SH       SOLE                    67150
Dodge & Cox Balanced Fd                                        481     7154 SH       SOLE                     7154
Dominion Resources Black Warri COM              25746Q108     1843   133850 SH       SOLE                   133850
Duke Energy                    COM              264399106      245    15000 SH       SOLE                    15000
Enterprise Prods Ptn           COM                             211     6100 SH       SOLE                     6100
Exxon Mobil                    COM              30231G102    15693   234301 SH       SOLE                   234301
First Industrial Realty        COM                             294    37850 SH       SOLE                    37850
Ford Motor II 6.5% Cv Pfd (Cum                  345395206      201     4325 SH       SOLE                     4325
General Electric               COM              369604103      566    31078 SH       SOLE                    31078
Home Depot                     COM              437076102     8329   257457 SH       SOLE                   257457
Honeywell Intl                 COM              438516106      873    19291 SH       SOLE                    19291
Illinois Tool Works            COM                             965    20375 SH       SOLE                    20375
Int'l Business Machines        COM              459200101     1057     8238 SH       SOLE                     8238
Johnson & Johnson              COM              478160104    19356   296878 SH       SOLE                   296878
Kraft Foods Cl A               COM                            6453   213402 SH       SOLE                   213402
Lilly Eli & Company            COM              532457108    15342   423585 SH       SOLE                   423585
Lowe's Companies               COM              548661107     1646    67895 SH       SOLE                    67895
M&T Bank                       COM                             617     7775 SH       SOLE                     7775
McDermott Int'l                COM              580037109      271    10050 SH       SOLE                    10050
McDonalds Corp                 COM              580135101      269     4030 SH       SOLE                     4030
Medtronic Inc                  COM                             593    13160 SH       SOLE                    13160
Merck & Co                     COM              589331107    22133   592579 SH       SOLE                   592579
Norfolk Southern               COM              655844108      299     5350 SH       SOLE                     5350
Pepsico                        COM              713448108     1499    22652 SH       SOLE                    22652
Philip Morris Int'l            COM                             307     5882 SH       SOLE                     5882
Procter & Gamble               COM              742718109     2827    44680 SH       SOLE                    44680
Sysco                          COM              871829107      353    11950 SH       SOLE                    11950
Texas Citizens Bank            COM                             154    16200 SH       SOLE                    16200
U S Bancorp                    COM              902973304     9408   363530 SH       SOLE                   363530
United States Natural Gas Fund                                3314   479525 SH       SOLE                   479525
USG Corp                       COM              903293405    15970   930650 SH       SOLE                   930650
Vanguard 500 Index Fd                                          430     4834 SH       SOLE                     4834
Wells Fargo & Co               COM              949746101    10166   326657 SH       SOLE                   326657
YUM! Brands                    COM              895953107      241     6300 SH       SOLE                     6300
Zimmer Holdings                COM                            1463    24717 SH       SOLE                    24717